Derivatives - Derivatives in hedge accounting relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ (2,520)	£ (3,063)
Hedging instrument, liabilities	(5,259)	(7,568)
Derivatives after IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	118	114
Hedging instrument, liabilities	464	270
Derivatives | Derivatives before IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	265,700	224,800
Hedging instrument, assets	2,638	3,177
Hedging instrument, liabilities	5,723	7,838
Changes in fair value used for hedge ineffectiveness	1,549	1,602
Fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value used for hedge ineffectiveness	958	406	£ 482
Fair value hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	83,100	67,600
Hedging instrument, assets	1,096	1,139
Hedging instrument, liabilities	1,965	2,607
Changes in fair value used for hedge ineffectiveness	958	406
Cash flow hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	167,900	140,000
Hedging instrument, assets	1,424	1,924
Hedging instrument, liabilities	3,300	4,970
Changes in fair value used for hedge ineffectiveness	581	1,211
Cash flow hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,400	16,900
Hedging instrument, assets	116	112
Hedging instrument, liabilities	457	254
Changes in fair value used for hedge ineffectiveness	1	(12)
Net investment hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	300	300
Hedging instrument, assets	2	2
Hedging instrument, liabilities	1	7
Changes in fair value used for hedge ineffectiveness	9	(3)
Net investment hedging | Debt securities in issue
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,144	3,054
Hedging instrument, liabilities	£ 3,163	£ 3,061